Note 19 - Other Charges	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
Note
19
- Other Charges

Other charges are comprised of acquisition-related costs and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include retention bonuses to employees joining by way of an acquisition, advisory services, brokerage services and administrative costs, and collectively relate to completed and prospective acquisitions.

The following tables shows the components of other charges as follows:

	January 31, 2018	January 31, 2017	January 31, 2016
Acquisition-related costs	3,471	3,019	1,416
Restructuring plans	523	436	76
	3,994	3,455	1,492

Fiscal
2018
Restructuring Plan

In the
third
quarter of fiscal
2018,
management approved and began to implement the fiscal
2018
restructuring plan to reduce operating expenses and increase operating margins. To date,
$0.5
million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. This plan is complete with a nominal amount of further expected costs.

The following table shows the changes in the restructuring provision for the fiscal
2018
restructuring plan.

Workforce Reduction
Balance at January 31, 2017	-
Accruals and adjustments	456
Cash draw downs	(211)
Balance at January 31, 2018	245

Fiscal
2017
Restructuring Plan

In the
third
quarter of
2017,
management approved and began to implement the fiscal
2017
restructuring plan to reduce operating expenses and increase operating margins. To date,
$0.4
million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan is substantially complete with a nominal amount of further expected costs.

The following table shows the changes in the restructuring provision for the fiscal
2017
restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2016	-	-	-
Accruals and adjustments	309	118	427
Cash draw downs	(308)	(30)	(338)
Foreign exchange	(1)	-	(1)
Balance at January 31, 2017	-	88	88
Accruals and adjustments	-	(26)	(26)
Cash draw downs	-	62	62
Balance at January 31, 2018	-	-	-